PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-    PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:
Computers, software and related equipment	$921	$5,429
Laboratory equipment and office furniture	4,867	6,038
Leasehold improvements	2,387	739

	8,175	12,206
Accumulated depreciation:
Computers, software and related equipment	428	5,100
Laboratory equipment and office furniture	1,600	3,770
Leasehold improvements	119	606

	2,147	9,476

Depreciated cost	$6,028	$2,730

During 2015 total cost of $ 8,472 and total accumulated depreciation of $ 8,435 related to the Company's previous site obsolete property and equipment and certain nonfunctional Lab equipment under Compugen Inc., were disposed from the consolidated balance sheets.

For the years ended December 31, 2015, 2014 and 2013, depreciation expenses were approximately $ 1,106 $ 658 and $ 370, respectively.